Discontinued operations and assets held for sale - Transfer of Jyseleca Business to Alfasigma (Details) $ in Millions					12 Months Ended
	Dec. 30, 2023 EUR (€) country item	Oct. 30, 2023 country position	Aug. 23, 2019 EUR (€)	Aug. 23, 2019 USD ($)	Dec. 31, 2023 EUR (€)	Jan. 31, 2024 EUR (€)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Number of European countries in which positions has been agreed to transfer | country		14
Upfront payment to be received at 12/31/2023.			€ 3,569,800,000	$ 3,950
Commitments Related To Development Activities.						€ 40,000,000
Jyseleca business, classified as held for sale
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Number of positions in European countries agreed to transfer	400	400
Number of European countries in which positions has been agreed to transfer | country	14	14
Upfront payment to be received at 12/31/2023.	€ 50,000,000				€ 50,000,000.0
Potential Sales Based Milestones To Receive.	120,000,000				120,000,000.0
Commitments Related To Development Activities.	€ 40,000,000				€ 40,000,000.0